Financial instruments - related risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,109,485	$ 683,240
Financial liabilities	(1,815,869)	(1,904,691)
Gain on derivatives	56,250	34,407
Finance income	5,265	4,379
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	591,620	320,278	$ 458,604
Advances receivable from JV Inkai LLP	58,820	90,095
Derivative assets	$ 40,804	10,612
Other		4,966
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
Currency risk [member] | Cash and cash equivalents [member] | EUR [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 23,495
Gain (loss), foreign exchange	1,175
Currency risk [member] | Cash and cash equivalents [member] | USD [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	149,655
Gain (loss), foreign exchange	7,483
Currency risk [member] | Accounts receivable [Member] | USD [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	333,240
Gain (loss), foreign exchange	16,662
Currency risk [member] | Accounts receivable [Member] | KZT
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,032
Gain (loss), foreign exchange	2,212
Currency risk [member] | Long-term receivables, investments and other [Member] | USD [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	58,820
Gain (loss), foreign exchange	2,941
Currency risk [member] | Accounts Payable and Accrued Liabilities [Member] | USD [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(88,281)
Gain (loss), foreign exchange	(4,414)
Currency risk [member] | Net foreign currency derivatives [Member] | USD [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34,360
Gain (loss), foreign exchange	$ (59,965)
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in the interest rate	1.00%
Interest rate risk [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain on derivatives	$ (3,009)
Interest rate risk [member] | Advances receivable from Inkai [Member]
Disclosure of detailed information about financial instruments [line items]
Finance income	611
Credit risk [member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	591,620	320,278
Accounts receivable	393,213	238,514
Advances receivable from JV Inkai LLP	58,820	90,095
Derivative assets	40,804	10,612
Other	$ 0	$ 4,966